Notes Payable - Schedule of Notes Payable (Details) (IMAC Regeneration Center of St Louis, LLC) - USD ($)	Jun. 30, 2018	Jun. 01, 2018	Mar. 31, 2018	Dec. 31, 2017	Nov. 15, 2017	Dec. 31, 2016	Aug. 01, 2016	May 04, 2016
Notes payable	$ 3,634,997			$ 614,084		$ 500,000
Less: current portion	(2,936,986)			(157,932)
Notes payable, net of current portion	$ 698,011			456,152		500,000
Notes Payable [Member]
Notes payable		$ 379,676
Notes Payable One [Member]
Notes payable					$ 200,000
IMAC Regeneration Center of St. Louis, LLC [Member]
Notes payable			$ 251,544	264,388		314,375
Less: current portion			(52,814)	(52,236)		(49,987)
Notes payable, net of current portion			198,730	212,152		264,388
IMAC Regeneration Center of St. Louis, LLC [Member] | Notes Payable [Member]
Notes payable			113,789	116,525		127,134	$ 131,400	$ 200,000
IMAC Regeneration Center of St. Louis, LLC [Member] | Notes Payable One [Member]
Notes payable			$ 137,755	$ 147,863		$ 187,241